UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GoodHaven Capital Management, LLC
Address:     4940 SW 83rd Street
             Miami, FL 33143

Form 13F File Number: 28-14869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keith Trauner
Title:   Chief Compliance Officer
Phone:   (305) 677-7650

Signature, Place, and Date of Signing:


/s/ Keith Trauner               Miami, FL            February 12, 2013
-----------------               ------------         -----------------
Signature                       City, State          Date

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   257,491 (in thousands)


List of Other Included Managers:

NONE

                                                                                                               Voting Authority
                                                                                                            -----------------------
                                                             Value    Shares/    Sh/  Put/  Invstmt   Other
    Name of Issuer             Title of class   CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------       --------------   -----      --------   -------    ---  ----  -------  --------  ----  ------   ----
Ace Ltd                             cs         h0023r105     $245.00      3,065   SH         Sole                150          2,915
Alleghany Corp                      cs         017175100   $7,695.00     22,942   SH         Sole             16,897          6,045
Barrick Gold Corp                   cs         067901108   $6,897.00    197,000   SH         Sole            197,000
Berkshire Hathaway Inc Cl B         cs         084670702  $15,591.00    173,808   SH         Sole            119,000         54,808
EXCO Resources Inc                  cs         269279402   $4,368.00    645,242   SH         Sole            645,242
Federated Investors Inc PA Cl       cs         314211103  $10,331.00    510,690   SH         Sole            339,220        171,470
Google Inc Cl A                     cs         38259p508  $16,111.00     22,775   SH         Sole             15,668          7,107
Hewlett Packard Co                  cs         428236103  $30,783.00  2,160,190   SH         Sole          1,659,370        500,820
Jefferies Group Inc                 cs         472319102  $23,833.00  1,283,389   SH         Sole            939,489        343,900
Leucadia Natl Corp                  cs         527288104   $5,877.00    247,033   SH         Sole            212,043         34,990
Microsoft Corp                      cs         594918104  $18,559.00    694,840   SH         Sole            521,230        173,610
Morgan Stanley                      cs         617446448     $340.00     17,800   SH         Sole                            17,800
Quanex Building Products Corp       cs         747619104   $1,937.00     94,891   SH         Sole             94,891
Republic Services Inc               cs         760759100   $8,274.00    282,100   SH         Sole            207,700         74,400
Seacor Holdings Inc                 cs         811904101   $5,595.00     66,768   SH         Sole             58,303          8,465
Sears Holdings Corp                 cs         812350106   $6,319.00    152,792   SH         Sole            130,509         22,283
Sears Hometown & Outlet Stores      cs         812362101     $813.00     24,970   SH         Sole             20,460          4,510
Spectrum Brands Holdings Inc        cs         84763r101  $35,161.00    782,566   SH         Sole            601,201        181,365
Sprint Nextel Corp Ser 1            cs         852061100  $12,374.00  2,182,450   SH         Sole          1,554,880        627,570
Systemax Inc                        cs         871851101   $5,142.00    532,897   SH         Sole            362,601        170,296
Wal-Mart Stores Inc                 cs         931142103   $6,802.00     99,690   SH         Sole             72,970         26,720
Walter Inv Mgmt Corp                cs         93317w102  $27,003.00    627,689   SH         Sole            455,187        172,502
White Mountains Ins Group Ltd       cs         g9618e107   $7,206.00     13,992   SH         Sole             10,127          3,865
American International Group I      wt         026874156     $235.00     17,014   SH         Sole                            17,014